--------------------------------------------------------------------------------

                               John Hancock Funds

--------------------------------------------------------------------------------








                                   Sovereign
                                      Bond
                                      Fund


                                 ANNUAL REPORT


                                  May 31, 1997

================================================================================

                                    TRUSTEES

                            Edward J. Boudreau, Jr.
                              Dennis S. Aronowitz*
                            Richard P. Chapman, Jr.*
                              William J. Cosgrove*
                               Douglas M. Costle*
                               Leland O. Erdahl*
                              Richard A. Farrell*
                                Gail D. Fosler*
                               William F. Glavin*
                                Anne C. Hodsdon
                               Dr. John A. Moore*
                             Patti McGill Peterson*
                                 John W. Pratt*
                              Richard S. Scipione
                              Edward J. Spellman*
                        *Members of the Audit Committee

                                    OFFICERS
                            Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                               Robert G. Freedman
                               Vice Chairman and
                            Chief Investment Officer
                                Anne C. Hodsdon
                                   President
                                James B. Little
                           Senior Vice President and
                            Chief Financial Officer
                                Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                               Thomas H. Connors
                           Second Vice President and
                               Compliance Officer

                                   CUSTODIAN
                         Investors Bank & Trust Company
                              200 Clarendon Street
                          Boston, Massachusetts 02116

                                 TRANSFER AGENT
                     John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000

                               INVESTMENT ADVISER
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                             PRINCIPAL DISTRIBUTOR
                            John Hancock Funds, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                 LEGAL COUNSEL
                               Hale and Dorr LLP
                                60 State Street
                          Boston, Massachusetts 02109

                              INDEPENDENT AUDITORS
                               Ernst & Young LLP
                              200 Clarendon Street
                        Boston, Massachusetts 02116-5072


                               Chairman's Message

DEAR FELLOW SHAREHOLDERS:

The stock market has certainly put on a show since the start of the year. Stocks began 1997 on the high wires, bolstered by a near-perfect "Goldilocks" economy - not too hot, not too cold. In almost a straight shot, the Dow Jones Industrial Average soared through the 7000 level for the first time in early March. Just days later, stocks lost their footing and staged a month-long free-fall in a nervous reaction to rising interest rates and data that showed the economy was picking up steam. Stocks gave back all of their year's gain and suffered their worst decline since 1990 during this period. No sooner had real fears begun to beset investors than they were gone, erased in a euphoric rally caused by strong earnings and no signs of inflation. By the end of May, the Dow had risen by 14.6% and the broader Standard & Poor's 500 Stock Index by 15.4% - levels not many thought the market would reach all year, let alone in five months. Bondholders have not enjoyed the same bounty, as the bond market has mostly stayed worried about the strength of the economy, the direction of interest rates, and the Federal Reserve's next moves to pre-empt inflation.

   But the stock market's latest advance has amazed many analysts and left them pondering their valuation models, since the market is now more expensive than it has been in decades. It's impossible to know what will happen next in the markets. But whether it's another strong move forward or a retreat, we recommend keeping a long-term perspective, rather than over-focusing on the market's daily twists and turns. While the economic backdrop seems to remain near perfect, the one thing we believe investors should be prepared for is more market volatility. It also makes sense to do something we've always advocated: set realistic expectations, since, as we've also seen this year, markets can move down as fast as they go up.

[A 1 1/4" x 1" photo of Edward J. Boudreau Jr., Chairman and Chief Executive Officer, flush right, next to second paragraph.]

   Use this time of heightened volatility as an opportunity to review your portfolio's asset allocations with your investment professional. After such a strong advance in equities over the last two and a half years, it could be time to rebalance your portfolio, if you haven't already, to maintain your desired targets of diversification. As part of that process, make sure that your investment strategies still reflect your individual time horizons, objectives and risk tolerance. Despite turbulence, one thing remains constant. A well-constructed plan and a cool head can be the best tools for reaching your financial goals.

Sincerely,

/s/ Edward J. Boudreau, Jr.

EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

================================================================================

                     By James K. Ho, CFA, Portfolio Manager

                                  John Hancock
                              Sovereign Bond Fund

                Bonds experience a yar of changing expectations
                -----------------------------------------------

Recently, the Fund's fiscal year end changed from December to May. What follows is a discussion of the Fund's performance for the 12 months ended May 31, 1997.

During the 12 months ended May 31, 1997, fixed-income securities had to dance for their dinner amid a most fitful investment environment. Leading economic indicators continually produced mixed signals about the economy and lurking inflation, causing investors to speculate on the Federal Reserve Board's actions and the direction of interest rates.

   Last July, when the bond market sold off amid concerns about the strength of the economy and higher inflation, the yield on the 30-year Treasury bond peaked above the psychologically important 7% mark. As yields generally rose, bond prices declined. The bond market then rebounded in the fall as signs of economic slowing eased investors' inflation fears. However, no sooner did bonds regain their footing and rally when another spate of data had investors questioning their optimism by calendar year end. Further volatility accompanied the new year as investors worried about the Fed raising rates at its March meeting. Expectations were realized when the Fed did indeed raise the federal funds rate by .25% to 5.50%. The market has remained unsettled since.

Against this backdrop, John Hancock Sovereign Bond Fund maintained an even keel and closed fiscal 1997 on a positive note. For the year ended May 31, 1997, the Fund posted a total return of 9.07% for Class A shares and 8.31% for Class B shares at net asset value. The Fund outperformed the average corporate debt A-rated fund, as tracked by Lipper Analytical

--------------------------------------------------------------------------------
"...the  Fund  maintained  an even keel and  closed  fiscal  1997 on a  positive note..."
--------------------------------------------------------------------------------

[A 2 1/4" x 3 1/4" photo of Fund management team at bottom right. Caption reads:
"Jim Ho (seated) and Fund management team members (l-r) Lester Duke, Beverly Cleathero, Seth Robbins, Linda Carter."]

================================================================================

                    John Hancock Funds - Sovereign Bond Fund


[Chart with the heading "Top Five Bond Sectors" at top of left hand column. The chart lists five sectors: 1) Banks/Financials 25% 2) U.S. Government & Agencies 23% 3) Utilities 14% 4) Broadcast/Communications 6% 5) Transportation 6%. A footnote below states: "As a percentage of net assets on May 31, 1997."]

--------------------------------------------------------------------------------
"...the emerging market bonds we have selected offer high yields with, we believe, comparatively low credit risk."
--------------------------------------------------------------------------------

Services, Inc., which produced a gain of 7.60% at net asset value.1 Please see pages six and seven for longer-term performance information.

Timely duration  adjustments  helped Fund
While we generally try to avoid making major shifts in the portfolio's average duration, a measure of the Fund's sensitivity to interest-rate changes, the adjustments we did make proved timely. At the outset, we kept the Fund's duration shorter than other comparable bond funds and its benchmark, the Lehman Brothers Government/Corporate Bond Index. In addition, we "barbelled" the Fund's holdings by aligning assets at opposite ends of the yield curve, owning both short-term and long-term securities. A defensive orientation, this strategy helped provide a level of stability when the yield curve flattened last summer and yields rose while prices declined.

[Table entitled "Scorecard" at bottom of left hand column. The header for the left column is "Investment"; the header for the right column is "Recent performance ... and what's behind the numbers." The first listing is Owens Illinois followed by an up arrow and the phrase "Bonds tendered; gain on sale." The second listing is Riverwood International followed by a horizontal arrow and the phrase "Paper prices stabilize." The third listing is PageNet followed by a down arrow and the phrase "Paging industry fundamentals deteriorating." Footnote below reads: "See "Schedule of Investments." Investment holdings are subject to change."]

   Once the turbulence settled in the fall, we extended duration slightly and moved toward a more neutral posture, easing up on the barbell structure. The Fund was then able to take full advantage of the market's price appreciation in October and November. Coming into January, we shortened duration yet again and re-emphasized the barbell, allowing the Fund to weather the tumult caused by the Fed's action in March and inaction in May. Given the likelihood of further market turbulence and Fed rate increases, we believe maintaining a defensive position is the most prudent course of action.

Tightening yield spreads
Over the year, yield spreads -- the difference in yields offered by corporate and Treasury bonds, and corporate bonds of varying credit quality -- have narrowed, contributing to the Fund's solid performance. Healthy demand for new corporate issues, investors' continuing appetite for yield, and the financial strength of corporate America helped boost corporate bond prices and push yields lower, bringing them closer to one another and to the yields offered by Treasury securities.

   Going forward, should the Fed raise rates yet again, a weaker equity market and economy may be down the road. Given this possibility, we have begun to upgrade the portfolio's credit quality by slightly reducing our exposure to high-yield bonds and cyclical issues, those whose fortunes rise and fall with the state of the economy.

   One way we have been able to improve quality without sacrificing yield has been to explore opportunities in emerging-market corporate bonds whose values are pegged to the U.S. dollar. As privatization and fiscal responsibility take hold in many emerging nations, attractive opportunities are coming to market, such as Camuzzi Gas, a gas company in Argentina. Because no

================================================================================

                    John Hancock Funds - Sovereign Bond Fund


[Bar chart with heading "Fund Performance" at top of left hand column. Under the heading is the footnote: "For the 12 months ended May 31, 1997." The chart is scaled in increments of 5% from bottom to top, with 10% at the top and 0% at the bottom. Within the chart, there are three solid bars. The first represents the 9.07% total return for John Hancock Sovereign Bond Fund: Class A. The second represents the 8.31% total return for John Hancock Sovereign Bond Fund: Class B. The third represents the 7.60% return for the average corporate debt A-rated fund. The footnote below states: "Total returns for John Hancock Sovereign Bond Fund are at net asset value with all distributions reinvested. The average balanced fund is tracked by Lipper Analytical Services. See the following two pages for historical performance information."]

corporation's credit rating is allowed to be higher than that of its home country's government bonds, the creditworthiness of many emerging market corporate debt securities is often masked. As a result, the emerging-market bonds we have selected for inclusion in the Fund offer high yields with, we believe, comparatively low credit risk.

Pockets of strength
In creating a well diversified portfolio, we often uncover new investment opportunities that have not been well researched by market analysts and are often misunderstood. Such investments have the potential to generate high total return. Two more recent structured debt issues we purchased include capital notes and home equity loan-backed securities. Capital notes are junior subordinated debt securities of a bank or corporation. Banks can carry them on their balance sheets as equity yet deduct their interest. Home equity loan-backed securities are asset-backed instruments that are rated AAA and offer less prepayment risk than traditional mortgage-backed bonds. These issues came to market fairly cheaply because relatively few analysts followed them. By buying them early on, we capitalized on their price appreciation as they gained recognition and popularity in the marketplace.

--------------------------------------------------------------------------------
"... we believe maintaining a defensive position is the most prudent course of action."
--------------------------------------------------------------------------------

   Holdings in the media and cable sectors, which benefited from industry-wide consolidation, also contributed to performance. Merger and acquisition activity pervaded the utility industry as well. The Fund owned several lower-quality utility bonds that instantly traded as higher-quality issues, enjoying substantial price appreciation, once higher-quality companies took steps to acquire them. Cleveland Electric and Long Island Lighting are two worth mentioning.

Outlook: caution is the watchword
Given the implications for economic growth, along with the fact that the Fed did not raise interest rates in May, the stage appears set for further rate increases this summer or fall. We plan to stay defensively positioned in the near term, maintaining a duration shorter than that of the Fund's benchmark. With corporate bond spreads still historically narrow, the yield-enhanced sectors -- such as foreign corporate bonds, asset-backed and mortgage-backed securities -- will continue to be our focus. Selectivity will be key in terms of credit quality and price. Once the market settles down, we will look for an entry point to take on more interest rate exposure by increasing our allocation to Treasury bonds

--------------------------------------------------------------------------------

This commentary reflects the views of the portfolio manager through the fiscal period discussed in this report. The manager's views are subject to change as market and other conditions warrant.

1Figures from Lipper Analytical Services, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

================================================================================
--------------------------------------------------------------------------------
                             A LOOK AT PERFORMANCE
--------------------------------------------------------------------------------

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock Sovereign Bond Fund. Total return is a performance measure that equals the sum of all income and capital gain distributions, assuming reinvestment of these distributions and the change in the price of the Fund's shares, expressed as a percentage of the Fund's net asset value per share. Performance figures include the maximum applicable sales charge of 4.5% for Class A shares. The effect of the maximum contingent deferred sales charge for Class B shares (maximum 5.0% and declining to 0% over six years) is included in Class B performance. For Class A shares, different sales charge schedules were in effect prior to September 28, 1989 and are not reflected in the performance information. Remember that all figures represent past performance and are no guarantee of how the Fund will perform in the future. Also, keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

--------------------------------------------------------------------------------
                            CUMULATIVE TOTAL RETURNS
--------------------------------------------------------------------------------

For the period ended March 31, 1997
                                                  One      Five     Most Recent
                                                  Year     Years     Ten Years
                                                 -------  -------    ---------
John Hancock Sovereign Bond Fund:
  Class A                                         1.02%    39.71%     111.17%
John Hancock Sovereign Bond Fund:
  Class B(1)                                      0.05%    16.29%       N/A

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

For the period ended March 31, 1997
                                                  One      Five     Most Recent
                                                  Year     Years     Ten Years
                                                 -------  -------    ---------
John Hancock Sovereign Bond Fund:
  Class A                                         1.02%     6.92%       7.76%
John Hancock Sovereign Bond Fund:
  Class B(1)                                      0.05%     4.61%       N/A

--------------------------------------------------------------------------------
                                     YIELDS
--------------------------------------------------------------------------------

As of May 31, 1997
                                                                 SEC 30-Day
                                                                    Yield
                                                                   --------
John Hancock Sovereign Bond Fund:
  Class A                                                            6.26%
John Hancock Sovereign Bond Fund:
  Class B                                                            5.85%





                              Notes to Performance

(1) Class B shares started on November 23, 1993.

================================================================================
--------------------------------------------------------------------------------
                    WHAT HAPPENED TO A $10,000 INVESTMENT...
--------------------------------------------------------------------------------

The charts on the right show how much a $10,000 investment in the John Hancock Sovereign Bond Fund would be worth on May 31, 1997. They assume that you either had invested on the day each class of shares started, or that you have been invested for the most recent 10 years. In either case, they assume that you have reinvested all distributions. For comparison, we've shown the same $10,000 investment in the Lehman Brothers Corporate Bond Index - an unmanaged index that mirrors the investment objectives and characteristics of the Fund.

[Line chart with the heading Sovereign Bond Fund: Class A, representing the growth of a hypothetical $10,000 investment over the most recent 10 years.
Within the chart are three lines. The first line represents the value of the Lehman Brothers Corporate Bond Index and is equal to $24,365 as of May 31, 1997. The second line represents the value of the hypothetical $10,000 investment made in the Sovereign Bond Fund, on May 31, 1987, before sales charge, and is equal to $23,420 as of May 31, 1997. The third line represents the value of the Sovereign Bond Fund, after sales charge, and is equal to $22,366 as of May 31, 1997.]

[Line chart with the heading Sovereign Bond Fund: Class B, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the value of the Lehman Brothers Corporate Bond Index and is equal to $12,248 as of May 31, 1997. The second line represents the value of the hypothetical $10,000 investment made in the Sovereign Bond Fund, on November 23, 1993, and is equal to $12,222 as of May 31, 1997. The third line represents the value of the Sovereign Bond Fund, after sales charge, and is equal to $11,922 as of May 31, 1997.]

================================================================================
                              FINANCIAL STATEMENTS

                    John Hancock Funds - Sovereign Bond Fund


Statement of Assets and Liabilities
May 31, 1997
--------------------------------------------------------------------------------
Assets:
  Investments at value - Note C:
    Bonds (cost - $1,392,751,116) .............................  $1,379,273,347
    Joint repurchase agreement (cost - $99,066,000) ...........      99,066,000
    Corporate savings account .................................           4,227
                                                                 --------------
 ..............................................................   1,478,343,574
  Receivable for investments sold .............................      15,954,819
  Receivable for shares sold ..................................         440,866
  Interest receivable .........................................      27,562,129
  Receivable for variation margin - Note A ....................          60,031
  Other assets ................................................          92,918
                                                                 --------------
                         Total Assets .........................   1,522,454,337
                         ------------------------------------------------------
Liabilities:
  Payable for investments purchased ...........................      25,365,561
  Payable for shares repurchased ..............................         307,817
  Dividend payable ............................................         529,115
  Payable to John Hancock Advisers, Inc.
    and affiliates - Note B ...................................       1,083,640
  Accounts payable and accrued expenses .......................         358,591
                                                                 --------------
                         Total Liabilities ....................      27,644,724
                         ------------------------------------------------------
Net Assets:
  Capital paid-in .............................................   1,526,283,308
  Accumulated net realized loss on investments and
    financial futures contracts ............................... (    18,693,339)
  Net unrealized depreciation of investments and financial
    futures contracts ......................................... (    13,395,032)
  Undistributed net investment income .........................         614,676
                                                                 --------------
                         Net Assets ...........................  $1,494,809,613
                         ======================================================
Net Asset Value Per Share:
  (Based on net asset  values  and shares of  beneficial
  interest outstanding - unlimited number of shares
  authorized with no par value, respectively)
  Class A - $1,361,924,193/92,150,108 .........................  $        14.78
  =============================================================================
  Class B - $132,885,420/8,991,253 ............................  $        14.78
  =============================================================================
Maximum Offering Price Per Share*
  Class A - ($14.78 x 104.71%) ................................  $        15.48
  =============================================================================
* On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on May 31, 1997. You'll also find the net asset value and the maximum offering price per share as of that date.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       8

================================================================================
                              FINANCIAL STATEMENTS

                    John Hancock Funds - Sovereign Bond Fund


Statement of Operations
--------------------------------------------------------------------------------

                                                                                                           PERIOD FROM
                                                                                       YEAR ENDED        JANUARY 1, 1997
                                                                                   DECEMBER 31, 1996    TO MAY 31, 1997(1)
                                                                                   -----------------    ------------------
Investment Income:
  Interest ........................................................................   $131,678,682          $53,003,235
                                                                                      ------------          -----------
  Expenses:
    Investment management fee -- Note B ...........................................      7,799,825            3,116,997
    Distribution and service fee -- Note B
      Class A .....................................................................      4,351,058            1,710,733
      Class B .....................................................................      1,153,646              537,480
    Transfer agent fee -- Note B ..................................................      4,073,058            1,436,239
    Financial services fee -- Note B ..............................................        291,977              116,998
    Custodian fee .................................................................        274,623              131,602
    Printing ......................................................................        232,979              112,401
    Trustees' fees ................................................................        130,832              109,575
    Legal fees ....................................................................         86,135                4,537
    Auditing fee ..................................................................         45,452               31,000
    Registration and filing fees ..................................................         40,653                7,601
    Miscellaneous .................................................................         24,803                5,516
                                                                                      ------------          -----------
                         Total Expenses ...........................................     18,505,041            7,320,679
                         ----------------------------------------------------------------------------------------------
                         Net Investment Income ....................................    113,173,641           45,682,556
                         ----------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments and
Financial Futures Contracts:
  Net realized loss on investments sold ...........................................  (   5,741,420)        (  2,367,791)
  Net realized loss on financial futures contracts ................................  (   1,801,834)        (    294,736)
  Change in net unrealized appreciation/depreciation
    of investments ................................................................  (  45,633,903)        ( 10,653,752)
  Change in net unrealized appreciation/depreciation
    of financial futures contracts ................................................          -                   71,000
                                                                                      ------------          -----------
                         Net Realized and Unrealized Loss on
                         Investments and Financial Futures Contracts ..............  (  53,177,157)        ( 13,245,279)
                         ----------------------------------------------------------------------------------------------
                         Net Increase in Net Assets
                         Resulting from Operations ................................   $ 59,996,484          $32,437,277
                         ==============================================================================================

(1) Effective  May 31, 1997,  the fiscal period end changed from December 31 to May 31.

The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

                       SEE NOTES TO FINANCIAL STATMENTS.

================================================================================
                              FINANCIAL STATEMENTS

                    John Hancock Funds - Sovereign Bond Fund


Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED DECEMBER 31,         PERIOD FROM
                                                                               -------------------------------    JANUARY 1, 1997
                                                                                     1995              1996     TO MAY 31, 1997(1)
                                                                               --------------   --------------  ------------------
Increase in (Decrease) Net Assets:
From Operations:
  Net investment income ....................................................   $  111,800,337   $  113,173,641   $   45,682,556
  Net realized gain (loss) on investments sold and financial
    futures contracts ......................................................        9,875,400  (     7,543,254) (     2,662,527)
  Change in net unrealized appreciation/depreciation of investments
    and financial futures contracts ........................................      140,081,956  (    45,633,903) (    10,582,752)
                                                                               --------------   --------------   --------------
      Net Increase in Net Assets Resulting from Operations .................      261,757,693       59,996,484       32,437,277
                                                                               --------------   --------------   --------------
Distributions to Shareholders:
  Distributions from net investment income
    Class A -- ($1.1151, $1.0858 and $0.4449 per share, respectively) ......  (   107,383,916) (   105,555,822) (    41,557,976)
    Class B -- ($1.0221, $0.9813 and $0.4021 per share, respectively) ......  (     4,389,308) (     7,590,937) (     3,536,786)
    Class C** -- ($0.4338, none and none per share, respectively) ..........  (        27,113)          --               --
                                                                               --------------   --------------   --------------
      Total Distributions to Shareholders ..................................  (   111,800,337) (   113,146,759) (    45,094,762)
                                                                               --------------   --------------   --------------
From Fund Share Transactions -- Net*: ......................................      115,957,978  (    30,564,714) (    42,760,453)
                                                                               --------------   --------------   --------------
Net Assets:
  Beginning of period ......................................................    1,368,027,206    1,633,942,540    1,550,227,551
                                                                               --------------   --------------   --------------
  End of period (including undistributed net investment income of
    none, $26,882 and $614,676, respectively) ..............................   $1,633,942,540   $1,550,227,551   $1,494,809,613
                                                                               ==============   ==============   ==============
* Analysis of Fund Share Transactions:                               YEAR ENDED DECEMBER 31,                       PERIOD FROM
                                                       --------------------------------------------------        JANUARY 1, 1997
                                                                 1995                      1996                TO MAY 31, 1997(1)
                                                       ------------------------  ------------------------  ------------------------
                                                         SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                                                       ----------  ------------  ----------  ------------  ----------  ------------
CLASS A
  Shares sold .......................................   8,319,081  $123,160,717  12,026,163  $178,554,337  15,151,869  $223,139,215
  Shares issued in reorganization -- Note D .........   5,218,646    78,550,023       -            -            -       -
  Shares issued to shareholders in reinvestment
    of distributions ................................   5,650,757    83,509,985   5,504,983    81,567,467   2,161,346    31,871,020
                                                       ----------  ------------  ----------  ------------  ----------  ------------
 ....................................................  19,188,484   285,220,725  17,531,146   260,121,804  17,313,215   255,016,258
  Less shares repurchased ........................... (14,896,492)( 219,827,040)(22,184,916)( 329,117,996)(20,200,777)( 297,599,361)
                                                       ----------  ------------  ----------  ------------  ----------  ------------
  Net increase (decrease) ...........................   4,291,992  $ 65,393,685 ( 4,653,770)($ 68,996,192)( 2,887,562)($ 42,583,103)
                                                       ==========  ============  ==========  ============  ==========  ============
CLASS B
  Shares sold .......................................   3,520,133  $ 52,253,097   6,495,177  $ 96,388,497   1,583,824  $ 23,396,615
  Shares issued in reorganization -- Note D .........     493,051     7,421,307       -            -            -  -
  Shares issued to shareholders in reinvestment
    of distributions ................................     181,534     2,696,476     297,182     4,401,471     137,791     2,031,711
                                                       ----------  ------------  ----------  ------------  ----------  ------------
 ....................................................   4,194,718    62,370,880   6,792,359   100,789,968   1,721,615    25,428,326
  Less shares repurchased ........................... (   681,957)(  10,100,167)( 4,203,557)(  62,358,490)( 1,730,811)(  25,605,676)
                                                       ----------  ------------  ----------  ------------  ----------  ------------
  Net increase (decrease) ...........................   3,512,761  $ 52,270,713   2,588,802  $ 38,431,478 (     9,196)($    177,350)
                                                       ==========  ============  ==========  ============  ==========  ============
CLASS C **
  Shares sold .......................................       -             -
  Less shares repurchased ........................... (   120,133)(   1,706,420)
                                                       ----------  ------------
  Net decrease ...................................... (   120,133)($  1,706,420)
                                                       ----------  ------------
** All Class C shares were redeemed on March 31, 1995.
(1)  Effective  May 31, 1997,  the fiscal period end changed from December 31 to May 31.

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment gains and losses, distributions paid to shareholders, and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last three periods, along with the corresponding dollar value.

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

                    John Hancock Funds - Sovereign Bond Fund


Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
--------------------------------------------------------------------------------

                                                                                                                       PERIOD FROM
                                                                           YEAR ENDED DECEMBER 31,                   JANUARY 1, 1997
                                                         -------------------------------------------------------------  TO MAY 31,
                                                          1992        1993         1994        1995          1996         1997(7)
                                                         ----------  ----------   ----------  ----------    ----------  ------------
CLASS A
Per Share Operating Performance
  Net Asset Value, Beginning of Period ................  $   15.31   $   15.29    $   15.53   $   13.90     $   15.40   $   14.90
                                                         ---------   ---------    ---------   ---------     ---------   ---------
  Net Investment Income ...............................       1.20        1.14         1.12        1.12          1.09        0.44
  Net Realized and Unrealized Gain (Loss) on
    Investments and Financial Futures Contracts ....... (     0.01)       0.62   (     1.55)       1.50    (     0.50) (     0.12)
                                                         ---------   ---------    ---------   ---------     ---------   ---------
      Total from Investment Operations ................       1.19        1.76   (     0.43)       2.62          0.59        0.32
                                                         ---------   ---------    ---------   ---------     ---------   ---------
  Less Distributions:
    Dividends from Net Investment Income .............. (     1.21) (     1.14)  (     1.12) (     1.12)   (     1.09) (     0.44)
  Distributions from Net Realized Gain on
    Investments Sold and Financial Futures Contracts ..        -    (     0.38)  (     0.08)        -             -            -
                                                         ---------   ---------    ---------   ---------     ---------   ---------
      Total Distributions ............................. (     1.21) (     1.52)  (     1.20) (     1.12)   (     1.09) (     0.44)
                                                         ---------   ---------    ---------   ---------     ---------   ---------
  Net Asset Value, End of Period ......................  $   15.29   $   15.53    $   13.90   $   15.40     $   14.90   $   14.78
                                                         =========   =========    =========   =========     =========   =========
  Total Investment Return at Net Asset Value (1) ......      8.08%      11.80%   (    2.75%)     19.40%         4.11%       2.22%(3)
Ratios and Supplemental Data
  Net Assets, End of Period (000s omitted) ............ $1,386,260  $1,505,754   $1,326,058  $1,535,204    $1,416,116  $1,361,924
  Ratio of Expenses to Average Net Assets .............      1.44%       1.41%        1.26%       1.13%         1.14%       1.11%(4)
  Ratio of Net Investment Income to Average
    Net Assets ........................................      7.89%       7.18%        7.74%       7.58%         7.32%       7.38%(4)
  Portfolio Turnover Rate .............................        87%        107%          85%        103%(6)       123%         58%

CLASS B (2)
Per Share Operating Performance
  Net Asset Value, Beginning of Period .............................  $   15.90    $   15.52  $   13.90     $   15.40   $   14.90
                                                                      ---------    ---------  ---------     ---------   ---------
  Net Investment Income ............................................       0.11         1.04       1.02          0.98        0.40
  Net Realized and Unrealized Gain (Loss) on Investments
    and Financial Futures Contracts ................................        -     (     1.54)      1.50    (     0.50) (     0.12)
                                                                      ---------    ---------  ---------     ---------   ---------
      Total from Investment Operations .............................       0.11   (     0.50)      2.52          0.48        0.28
                                                                      ---------    ---------  ---------     ---------   ---------
  Less Distributions:
  Dividends from Net Investment Income ............................. (     0.11)  (     1.04)(     1.02)   (     0.98) (     0.40)
  Distributions from Net Realized Gain on Investments Sold
    and Financial Futures Contracts ................................ (     0.38)  (     0.08)       -             -           -
                                                                      ---------    ---------  ---------     ---------   ---------
      Total Distributions .......................................... (     0.49)  (     1.12)(     1.02)   (     0.98) (     0.40)
                                                                      ---------    ---------  ---------     ---------   ---------
  Net Asset Value, End of Period ...................................  $   15.52    $   13.90  $   15.40     $   14.90   $   14.78
                                                                      =========    =========  =========     =========   =========
  Total Investment Return at Net Asset Value (1) ...................      0.90%(3)(    3.13%)    18.66%         3.38%       1.93%(3)
Ratios and Supplemental Data
  Net Assets, End of Period (000s omitted) .........................  $   4,125    $  40,299  $  98,739     $ 134,112   $ 132,885
  Ratio of Expenses to Average Net Assets ..........................      1.63%(4)     1.78%      1.75%         1.84%       1.81%(4)
  Ratio of Net Investment Income to Average Net Assets .............      0.57%(4)     7.30%      6.87%         6.62%       6.68%(4)
  Portfolio Turnover Rate ..........................................       107%          85%       103%(6)       123%         58%

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

                    John Hancock Funds - Sovereign Bond Fund


Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                    PERIOD ENDED    YEAR ENDED   PERIOD ENDED
                                                                    DECEMBER 31,   DECEMBER 31,  MAY 22, 1995
                                                                        1993           1994       (UNAUDITED)
                                                                    ------------   ------------  ------------
CLASS C (5)
Per Share Operating Performance
  Net Asset Value, Beginning of Period ...........................    $  15.86       $ 15.52       $ 13.90
                                                                      --------       -------       -------
  Net Investment Income ..........................................        0.81          1.19          0.42
  Net Realized and Unrealized Gain (Loss) on Investments
    and Financial Futures Contracts ..............................        0.04      (   1.54)         0.91
                                                                      --------       -------       -------
      Total from Investment Operations ...........................        0.85      (   0.35)         1.33
                                                                      --------       -------       -------
  Less Distributions:
  Dividends from Net Investment Income ...........................    (   0.81)     (   1.19)     (   0.43)
  Distributions from Net Realized Gain on Investments Sold
    and Financial Futures Contracts ..............................    (   0.38)     (   0.08)          -
                                                                      --------       -------       -------
      Total Distributions ........................................    (   1.19)     (   1.27)     (   0.43)
                                                                      --------       -------       -------
  Net Asset Value, End of Period .................................     $ 15.52       $ 13.90       $ 14.80
                                                                      ========       =======       =======
  Total Investment Return at Net Asset Value (1) .................       5.45%(3)   (  2.19%)        9.73%(3)

Ratios and Supplemental Data
  Net Assets,  End of Period (000s omitted) ......................     $   867       $ 1,670       $   142
  Ratio of Expenses to Average Net Assets ........................       0.90%(4)      0.73%         0.67%(4)
  Ratio of Net Investment Income to Average Net Assets ...........       4.90%(4)      8.28%         7.82%(4)
  Portfolio Turnover Rate ........................................        107%           85%           N/A

(1) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(2) Class B shares commenced operations on November 23, 1993.
(3) Not annualized.
(4) Annualized.
(5) Class C shares commenced operations on May 7, 1993.  Net asset value and net assets at the end of the period reflect amounts prior to the redemption of all shares on May 22, 1995.
(6) Portfolio  turnover  excludes merger  activity.
(7) Effective May 31, 1997, the fiscal period end changed from December 31 to May 31.
(8) On average month-end shares outstanding.

The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: net investment income, gains (losses), dividends and total investment return of the Fund. It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

                    John Hancock Funds - Sovereign Bond Fund


Schedule of Investments
May 31, 1997
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by Sovereign Bond Fund on May 31, 1997. It's divided into two main categories: bonds and short-term investments. The bonds are further broken down by industry group. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                                                          PAR  VALUE
                                                                 INTEREST       S&P          (000s        MARKET
ISSUER, DESCRIPTION                                                RATE        RATING*      OMITTED)       VALUE
-------------------                                                ----        -------      --------       -----
BONDS
Aerospace (0.45%)
  Jet Equipment Trust,
    Equipment Trust Cert Ser 95B2 08-15-14 (R) ...............    10.910%       BBB-        $ 5,800    $  6,724,346
                                                                                                       ------------
Banks - Foreign (3.44%)
  Abbey National First Capital, B.V.,
    Sub Note (United Kingdom) 10-15-04 (Y) ...................     8.200        AA-          10,000      10,580,800
  African Development Bank,
    Sub Note (Supra National) 12-15-03 (Y) ...................     9.750        AA-           8,000       9,174,400
  Dao Heng Bank Ltd.,
    Sub Note (Hong Kong) 01-24-07 (R) (Y) ....................     7.750        BBB           7,955       7,896,133
  International Bank for Reconstruction & Development,
    Deb (Supra National) 09-01-16 (Y) ........................     8.250        AAA           5,000       5,553,250
  Landeskreditbank Baden - Wuerttemberg,
    Sub Note (Germany) 02-01-23 (Y) ..........................     7.625        AAA           6,820       6,989,477
  Scotland International Finance No. 2 B.V.,
    Gtd Sub Note (Netherlands) 11-01-06 (R) (Y) ..............     8.850        A            10,250      11,296,258
                                                                                                       ------------
                                                                                                         51,490,318
                                                                                                       ------------
Banks - United States (5.16%)
  ABN-Amro Bank N.V. - Chicago Branch,
    Gtd Sub Deb 05-31-05 .....................................     7.250        AA-           5,000       5,012,950
  Bank of New York,
    Cap Security 12-01-26 (R) ................................     7.780        A-            5,425       5,160,531
  Banque National de Paris - New York Branch,
    Sub Note 01-15-07 ........................................     7.200        A             4,890       4,793,960
  Barclays North American Capital Corp.,
    Gtd Cap Note 05-15-21 ....................................     9.750        AA-           8,925       9,921,119
  Centura Capital Trust I,
    Cap Security 06-01-27 (R) ................................     8.845        BB+           2,680       2,713,500
  National Westminster Bank PLC - New York Branch,
    Sub Note 05-01-01 ........................................     9.450        AA-          10,000      10,875,300
  NB Capital Trust IV,
    Cap Security 04-15-27 ....................................     8.250        A-            5,155       5,217,582
  Peoples Heritage Capital Trust I,
    Cap Security Ser B 02-01-27 ..............................     9.060        BB+           2,095       2,104,428
  RBSG Capital Corp.,
    Gtd Cap Note 03-01-04 ....................................    10.125        A+           10,605      12,166,374

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       13

================================================================================
                              FINANCIAL STATEMENTS

                    John Hancock Funds - Sovereign Bond Fund

                                                                                          PAR  VALUE
                                                                 INTEREST       S&P          (000s        MARKET
ISSUER, DESCRIPTION                                                RATE        RATING*      OMITTED)       VALUE
-------------------                                                ----        -------      --------       -----

Banks - United States (continued)
  Security Pacific Corp.,
    Medium Term Sub Note 05-09-01 ............................    10.360%       A           $ 6,000    $  6,696,360
    Sub Note 11-15-00 ........................................    11.500        A             6,400       7,293,440
  State Street Institutional Capital B,
    Cap Security 03-15-27 (R) ................................     8.035        A             5,335       5,228,300
                                                                                                       ------------
                                                                                                         77,183,844
                                                                                                       ------------
Chemicals (0.56%)
  OPP Petroquimica S.A.,
    Bond (Brazil) 10-29-04 (R) (Y) ...........................    11.000        NR            5,095       5,158,688
  Sociedad Quimica y Minera de Chile S.A.,
    Loan Part Ctf (Chile) 09-15-06 (R) (Y) ...................     7.700        BBB+          3,200       3,208,000
                                                                                                       ------------
                                                                                                          8,366,688
                                                                                                       ------------
Containers (0.68%)
  Owens-Illinois, Inc.,
    Sr Note 05-15-07 .........................................     8.100        BB+           4,200       4,242,000
  Stone Container Corp.,
    Unit (Sr Sub Deb & Supplemental Interest Cert) 04-01-02 ..    12.250        B-            5,720       5,863,000
                                                                                                       ------------
                                                                                                         10,105,000
                                                                                                       ------------
Cosmetics & Personal Care (0.42%)
  Johnson & Johnson,
    Deb 11-15-23 .............................................     6.730        AAA           6,750       6,248,475
                                                                                                       ------------
Energy (1.21%)
  AES China Generating Co. Ltd.,
    Note (Bermuda) 12-15-06 (Y) ..............................     10.125       BB-           2,670       2,843,550
  AES Corp.,
    Sr Sub Note 06-15-00 .....................................      9.750       B+            5,855       6,045,287
    Sr Sub Note 07-15-06 .....................................     10.250       B+            4,500       4,876,875
  CalEnergy Co. Inc.,
    Sr Note 09-15-06 .........................................      9.500       BB+           4,115       4,331,037
                                                                                                       ------------
                                                                                                         18,096,749
                                                                                                       ------------
Finance (10.97%)
  American Express Co.,
    Gtd Deb Ser D 12-12-00 ...................................     11.625       A+            8,670       9,081,235
  Banc One Credit Card Master Trust,
    Asset Backed Ctf Ser 1994-B Class A 12-15-99 .............      7.550       AAA          10,000      10,075,000
  Chrysler Financial Corp.,
    Deb 11-01-99 .............................................     12.750       A-            3,000       3,403,590
  CIT Group Holdings, Inc.,
    Deb 03-15-01 .............................................      9.250       A             5,000       5,399,300
  Constitution Capital Trust I,
    Cap Security 04-15-27 (R) ................................      9.150       BBB           3,725       3,737,963
  ContiFinancial Corp.,
    Sr Note 08-15-03 .........................................      8.375       BB+           6,000       6,092,520

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       14

================================================================================
                              FINANCIAL STATEMENTS

                    John Hancock Funds - Sovereign Bond Fund

                                                                                          PAR  VALUE
                                                                 INTEREST       S&P          (000s        MARKET
ISSUER, DESCRIPTION                                                RATE        RATING*      OMITTED)       VALUE
-------------------                                                ----        -------      --------       -----

Finance (continued)
  CS First Boston,
    Sub Note 05-15-06 (R) ....................................      7.750%      A3          $ 4,635     $ 4,743,969
  CSW Investments,
    Sr Note (United Kingdom) 08-01-06 (R) (Y) ................      7.450       A-            4,500       4,475,565
  DSPL Finance Co. B.V.,
    Gtd Sr Sec Note (Netherlands) 12-30-10 (R) (Y) ...........      9.120       BBB           5,000       5,056,250
  Green Tree Home Improvement Loan Trust,
    Pass Thru Ctf Ser 1995-D Class M-1 09-15-25 ..............      6.950       Aa2           6,130       6,062,938
    Pass Thru Ctf Ser 1996-F Class HI: A3 11-15-27 ...........      6.750       AAA           2,800       2,762,004
    Pass Thru Ctf Ser 1997-A Class HI: A3 08-15-23 ...........      7.050       AAA           5,445       5,427,957
  Greenpoint Capital Trust I,
    Cap Security 06-01-27 (R) ................................      9.100       BB            3,170       3,195,994
  IMC Home Equity Loan Trust,
    Pass Thru Ctf Ser 1996-1 Class A-5 12-25-13 ..............      6.290       AAA           6,816       6,699,915
  MBNA Master Credit Card Trust,
    Ser 1995-D Class A 11-15-02 ..............................      6.050       AAA          16,075      15,853,969
  Merrill Lynch Mortgage Investors, Inc.,
    Sub Bond Ser 1992-B Class B 04-15-12 .....................      8.500       Aaa           2,583       2,638,706
  Midland American Capital Corp.,
    Gtd Deb 11-15-03 .........................................     12.750       A            19,932      21,619,044
  Polysindo International Finance Co. B.V.,
    Gtd Sr Sec Note (Netherlands) 06-15-06 (Y) ...............     11.375       BB            1,825       1,984,688
  Santander Financial Issuances Ltd.,
    Gtd Sub Note (Cayman Islands) 04-15-05 (Y) ...............      7.875       A+            6,980       7,199,730
  Standard Credit Card Master Trust,
    Credit Card Part Ctf Ser 1995-10 Class A 02-07-01 ........      5.900       AAA           4,580       4,548,490
  Termoemcali Funding Corp.,
    Sr Sec Note 12-15-14 (R) .................................     10.125       BBB-          3,305       3,519,825
  Trump Hotels & Casino Resorts Funding, Inc./Holdings, L.P.,
    Sr Sec Note 06-15-05 .....................................     15.500       B+            5,150       5,896,750
  UCFC Home Equity Loan Trust,
    Pass Thru Ctf Ser 1994-A Class A3 07-10-18 ...............      6.100       AAA           3,235       3,181,926
    Pass Thru Ctf Ser 1996-D1 Class A6 02-15-25 ..............      7.180       AAA           7,260       7,164,713
  United Companies Financial Corp.,
    Sr Note 01-15-04 .........................................      7.700       BBB-          5,420       5,303,036
  Wharf International Finance Ltd.,
    Gtd Note (Cayman Islands) 03-13-07 (R) (Y) ...............      7.625       A             4,530       4,460,918
  Yanacocha Receivables,
    Pass Thru Cert Ser 1997-A 06-15-05 (R) ...................      8.400       BBB-          4,435       4,457,175
                                                                                                       ------------
                                                                                                        164,043,170
                                                                                                       ------------
Food (0.17%)
  Arisco Produtos Alimenticios S.A.,
    Bond (Brazil) 05-22-05 (R) (Y) ...........................     10.750       NR            2,500       2,506,250
                                                                                                       ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       15

================================================================================
                              FINANCIAL STATEMENTS

                    John Hancock Funds - Sovereign Bond Fund

                                                                                          PAR  VALUE
                                                                 INTEREST       S&P          (000s        MARKET
ISSUER, DESCRIPTION                                                RATE        RATING*      OMITTED)       VALUE
-------------------                                                ----        -------      --------       -----

Funeral Services & Related (0.47%)
  Loewen Group International, Inc.,
    Gtd Sr Note Ser 4 10-15-03 ...............................      8.250%      BB+         $ 6,860    $  6,974,905
                                                                                                       ------------
Glass Products (0.29%)
  VICAP S.A. de C.V.,
    Gtd Sr Note (Mexico) 05-15-07 (R) (Y) ....................     11.375       B+            4,140       4,300,218
                                                                                                       ------------
Government - Foreign (4.83%)
  Croatia, Republic of,
    Sr Note (Croatia) 02-27-02 (R) (Y) .......................      7.000       BBB-          4,600       4,473,638
  Moscow, City of,
    Unsub Deb (Russia) 05-31-00 (R) (Y) + ....................      9.500       NR            5,230       5,256,150
  Nova Scotia, Province of,
    Deb (Canada) 05-15-13 (Y) ................................     11.500       A-           10,655      11,623,326
    Deb (Canada) 04-01-22 (Y) ................................      8.750       A-            7,500       8,411,100
  Ontario, Province of,
    Deb (Canada) 08-31-12 (Y) ................................     15.250       AA-           6,595       7,119,500
    Deb (Canada) 04-25-13 (Y) ................................     11.750       AA-           6,000       6,557,820
  Panama, Republic of,
    Note (Panama) 02-13-02 (R) (Y) ...........................      7.875       BB+           4,385       4,330,188
  Quebec, Province of,
    Deb (Canada) 10-01-13 (Y) ................................     13.000       A+           11,000      12,410,420
    Deb (Canada) 09-15-14 (Y) ................................     13.250       A+            1,000       1,174,260
  Saskatchewan, Province of,
    Bond (Canada) 12-15-20 (Y) ...............................      9.375       A-            5,000       5,966,550
  United Mexican States,
    Gtd Sec Deb (Mexico) 12-31-19 (Y) ........................      6.250       BB            2,920       2,197,300
  Venezuela, Republic of,
    Floating Rate Bond Ser DL (Venezuela) 12-18-07, (Y) ......      6.625#      Ba2           3,000       2,732,820
                                                                                                       ------------
                                                                                                         72,253,072
                                                                                                       ------------
Government - U.S. (15.69%)
  United States Treasury,
    Bond 08-15-17 ............................................      8.875       AAA          42,556      51,140,396
    Bond 05-15-18 ++ .........................................      9.125       AAA          47,075      57,990,280
    Bond 02-15-23 ............................................      7.125       AAA          44,140      44,760,608
    Note 02-15-99 ............................................      8.875       AAA          24,065      25,113,993
    Note 11-30-99 ............................................      7.750       AAA          25,840      26,687,810
    Note 05-15-01 ............................................      8.000       AAA           7,418       7,809,745
    Note 02-15-05 ............................................      7.500       AAA          20,037      21,067,102
                                                                                                       ------------
                                                                                                        234,569,934
                                                                                                       ------------
Government - U.S. Agencies (7.51%)
  Federal Home Loan Mortgage Corp.,
    20 Yr Pass Thru Ctf 01-01-16 .............................     11.250       AAA           1,399       1,554,383
  Federal National Mortgage Assn.,
    15 Yr Pass Thru Ctf 01-25-05 .............................      8.000       AAA          10,000      10,306,200
    15 Yr Pass Thru Ctf 02-01-08 .............................      7.500       AAA           2,793       2,833,198

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       16

================================================================================
                              FINANCIAL STATEMENTS

                    John Hancock Funds - Sovereign Bond Fund

                                                                                          PAR  VALUE
                                                                 INTEREST       S&P          (000s        MARKET
ISSUER, DESCRIPTION                                                RATE        RATING*      OMITTED)       VALUE
-------------------                                                ----        -------      --------       -----

Government - U.S. Agencies (continued)
    15 Yr Pass Thru Ctf 06-01-10 + ...........................      7.000%      AAA         $ 8,280    $  8,225,600
    30 Yr Pass Thru Ctf 10-01-23 .............................      7.000       AAA           8,306       8,136,789
  Financing Corp.,
    Bond 02-08-18 ............................................      9.400       AAA           7,000       8,629,670
  Government National Mortgage Assn.,
    30 Yr Pass Thru Ctf 02-15-24 to 02-15-26 .................      7.500       AAA          23,399      23,375,841
    30 Yr Pass Thru Ctf 11-15-22 .............................      8.000       AAA           4,942       5,062,350
    30 Yr Pass Thru Ctf 12-15-22 to 04-15-23 .................      8.500       AAA          16,530      17,237,209
    30 Yr Pass Thru Ctf 07-15-16 to 01-15-25 .................      9.000       AAA          17,593      18,748,856
    30 Yr Pass Thru Ctf 11-15-19 to 05-15-21 .................      9.500       AAA           4,924       5,304,331
    30 Yr Pass Thru Ctf 06-15-20 to 03-15-25 .................     10.000       AAA           2,269       2,483,308
    30 Yr Pass Thru Ctf 01-15-16 .............................     10.500       AAA             108         118,447
    30 Yr Pass Thru Ctf 01-15-16 .............................     11.000       AAA             243         269,561
                                                                                                       ------------
                                                                                                        112,285,743
                                                                                                       ------------
Insurance (5.02%)
  Conseco, Inc.,
    Sr Note 12-15-04 .........................................     10.500       BBB           6,820       7,950,279
  Equitable Life Assurance Society of the United States,
    Surplus Note 12-01-05 (R) ................................      6.950       A             6,050       5,868,500
  Fairfax Financial Holdings Ltd.,
    Note (Canada) 04-15-26 (Y) ...............................      8.300       BBB+          6,440       6,580,456
  Liberty Mutual Insurance Co.,
    Surplus Note 05-04-07 (R) ................................      8.200       A+           10,000      10,530,400
    Surplus Note 10-15-26 (R) ................................      7.875       A+            3,990       3,891,088
  Massachusetts Mutual Life Insurance Co.,
    Surplus Note 11-15-23 (R) ................................      7.625       AA           10,450      10,175,270
  NAC Re Corp.,
    Note 06-15-99 ............................................      8.000       A-            3,360       3,447,226
  New York Life Insurance Co.,
    Surplus Note 12-15-23 (R) ................................      7.500       AA           15,000      13,913,250
  Sun Canada Financial Co.,
    Gtd Sub Note 12-15-07 (R) ................................      6.625       AA            7,250       6,896,998
  URC Holdings Corp.,
    Sr Note 06-30-06 (R) .....................................      7.875       A-            5,665       5,781,926
                                                                                                       ------------
                                                                                                         75,035,393
                                                                                                       ------------
Leisure (0.52%)
  Mohegan Tribal Gaming Authority,
    Sr Sec Note Ser B 11-15-02 ...............................     13.500       BB+           1,500       1,972,500
  Showboat Marina Casino Partnership/Finance Corp.,
    1st Mtg Ser B 03-15-03 ...................................     13.500       B             5,000       5,750,000
                                                                                                       ------------
                                                                                                          7,722,500
                                                                                                       ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       17

================================================================================
                              FINANCIAL STATEMENTS

                    John Hancock Funds - Sovereign Bond Fund

                                                                                          PAR  VALUE
                                                                 INTEREST       S&P          (000s        MARKET
ISSUER, DESCRIPTION                                                RATE        RATING*      OMITTED)       VALUE
-------------------                                                ----        -------      --------       -----

Media (6.33%)
  Cablevision Systems Corp.,
    Sr Sub Deb 04-01-04 ......................................     10.750%      B           $ 6,500    $  6,743,750
  Century Communications Corp.,
    Sr Note 08-15-00 .........................................      9.500       BB-           2,545       2,621,350
  Comcast Corp.,
    Sr Sub Deb 07-15-12 ......................................     10.625       BB+           5,425       6,211,625
  Continental Cablevision, Inc.,
    Sr Sub Deb 06-01-07 ......................................     11.000       BBB          12,205      13,725,987
  Jones Intercable, Inc.,
    Sr Sub Deb 07-15-04 ......................................     11.500       B+            9,500      10,212,500
  Le Groupe Videotron Ltee,
    Sr Note (Canada) 02-15-05 (Y) ............................     10.625       BB+           1,750       1,933,750
  News America Holdings, Inc.,
    Gtd Sr Deb 08-10-18 ......................................      8.250       BBB           9,380       9,386,378
    Sr Note 10-15-99 .........................................      9.125       BBB           7,500       7,897,800
  Rogers Cablesystems Ltd.,
    Sr Note Ser B (Canada) 03-15-05 (Y) ......................     10.000       BB+           8,000       8,580,000
  SFX Broadcasting, Inc.,
    Sr Sub Note Ser B 05-15-06 ...............................     10.750       B-            4,505       4,865,400
  TeleWest Communications Plc,
    Sr Deb (United Kingdom) 10-01-06 (Y) .....................      9.625       B+            3,420       3,488,400
  Time Warner, Inc.,
    Deb 01-15-13 .............................................      9.125       BBB-          5,230       5,672,197
  TKR Cable I, Inc.,
    Sr Deb 10-30-07 ..........................................     10.500       BBB-          9,110       9,929,809
  Viacom, Inc.,
    Sr Note 06-01-05 .........................................      7.750       BB+           3,390       3,335,014
                                                                                                       ------------
                                                                                                         94,603,960
                                                                                                       ------------
Medical (0.44%)
  Quest Diagnostics, Inc.,
    Sr Sub Note 12-15-06 .....................................     10.750       B+            3,155       3,360,075
  Tenet Healthcare Corp.,
    Sr Sub Note 01-15-07 .....................................      8.625       B+            3,250       3,282,500
                                                                                                       ------------
                                                                                                          6,642,575
                                                                                                       ------------
Real Estate Investment Trusts (0.59%)
  Realty Income Corp.,
    Note 05-06-07 ............................................      7.750       BBB-          4,335       4,346,271
  TriNet Corporate Realty Trust, Inc.,
    Note 05-15-01 ............................................      7.300       BBB-          4,395       4,420,052
                                                                                                       ------------
                                                                                                          8,766,323
                                                                                                       ------------
Oil & Gas (2.27%)
  Ashland Oil, Inc.,
    SF Deb 10-15-17 ..........................................     11.125       BBB           5,000       5,356,950
  Camuzzi Gas, Pampeana S.A.,
    Bond (Argentina) 12-15-01 (R) (Y) ........................      9.250       BB-           2,965       3,053,950

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       18

================================================================================
                              FINANCIAL STATEMENTS

                    John Hancock Funds - Sovereign Bond Fund

                                                                                          PAR  VALUE
                                                                 INTEREST       S&P          (000s        MARKET
ISSUER, DESCRIPTION                                                RATE        RATING*      OMITTED)       VALUE
-------------------                                                ----        -------      --------       -----

Oil & Gas (continued)
  Enserch Exploration, Inc.,
    Pass Thru Ctf 01-02-09 (R) ...............................      7.540%      BBB         $ 4,800    $  4,709,088
  Norsk Hydro ASA,
    Deb (Norway) 10-01-16 (Y) ................................      7.500       A             5,790       5,770,372
  Petroleos Mexicanos,
    Bond (Mexico) 06-01-07 (R) (Y) + .........................      9.000       NR            2,750       2,756,875
  Petroliam Nasional Berhad,
    Bond (Malaysia) 10-15-26 (R) (Y) .........................      7.625       A+            5,570       5,448,296
  Transgas de Occidenta S.A.,
    Sr Note (Colombia) 11-01-10 (R) (Y) ......................      9.790       BBB-          6,592       6,834,459
                                                                                                       ------------
                                                                                                         33,929,990
                                                                                                       ------------
Paper & Paper Products (1.80%)
  APP Finance II Mauritius Ltd.,
    Bond (Indonesia) 12-29-49 (R) (Y) ........................     12.000       B+            5,325       5,311,687
  Copamex Industrias, S.A. de C.V.,
    Bond (Mexico) 04-30-04 (R) (Y) ...........................     11.375       B1            3,935       4,176,019
  Georgia Pacific Corp.,
    Deb 01-15-18 .............................................      9.750       BBB-          7,500       7,827,075
  Indah Kiat International Finance Co.,
    Gtd Sec Bond Ser C (Netherlands) 06-15-06, (Y) ...........     12.500       BB            4,575       5,146,875
  S.D. Warren Co.,
    Sr Sub Note Ser B 12-15-04 ...............................     12.000       B+            3,945       4,398,675
                                                                                                       ------------
                                                                                                         26,860,331
                                                                                                       ------------
Retail (0.62%)
  Proffitt's, Inc.,
    Sr Note 05-15-04 (R) .....................................      8.125       BB            1,750       1,741,250
  Safeway, Inc.,
    Deb 01-15-09 .............................................     13.500       BBB           2,609       2,895,805
  Supermercados Norte,
    Bond (Argentina) 02-09-04 (R) (Y) ........................     10.875       B1            4,440       4,584,300
                                                                                                       ------------
                                                                                                          9,221,355
                                                                                                       ------------
Steel (0.69%)
  IVACO, Inc.,
    Sr Note (Canada) 09-15-05 (Y) ............................     11.500       B+            5,235       5,634,169
  NS Group, Inc.,
    Unit (Sr Sec Note & Warrant) 07-15-03 ....................     13.500       B-            2,785       3,188,825
  Weirton Steel Corp.,
    Sr Note 03-01-98 .........................................     11.500       B             1,430       1,458,600
                                                                                                       ------------
                                                                                                         10,281,594
                                                                                                       ------------
Telecommunications (1.46%)
  Comtel Brasileira Ltd.,
    Note (Brazil) 09-26-04 (R) (Y) ...........................     10.750       NR            3,470       3,708,563
  Impsat Corp.,
    Gtd Sr Sec Note 07-15-03 .................................     12.125       BB-           3,220       3,445,400

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       19

================================================================================
                              FINANCIAL STATEMENTS

                    John Hancock Funds - Sovereign Bond Fund

                                                                                         PAR  VALUE
                                                                 INTEREST       S&P          (000s        MARKET
ISSUER, DESCRIPTION                                                RATE        RATING*      OMITTED)       VALUE
-------------------                                                ----        -------      --------       -----

Telecommunications (continued)
  Jasmine Submarine,
    Gtd Sr Note 05-30-11 (R) .................................      8.483%      Baa1        $ 4,630    $  4,653,150
  Paging Network, Inc.,
    Sr Sub Note 10-15-08 .....................................     10.000       B             3,905       3,690,225
  TCI Communications, Inc.,
    Sr Deb 08-01-15 ..........................................      8.750       BBB-          6,289       6,382,580
                                                                                                       ------------
                                                                                                         21,879,918
                                                                                                       ------------
Tobacco (0.83%)
  Nabisco, Inc.,
    Note 04-15-99 ............................................      8.300       BBB           5,000       5,126,000
  RJR Nabisco, Inc.,
    Note 12-01-02 ............................................      8.625       BBB-          4,555       4,646,054
    Note 09-15-03 ............................................      7.625       BBB-          2,770       2,670,086
                                                                                                       ------------
                                                                                                         12,442,140
                                                                                                       ------------
Transport (5.63%)
  America West Airlines,
    Pass Thru Ctf Ser B 01-02-08 .............................      6.930       A-            4,915       4,822,844
  Continental Airlines,
    Pass Thru Ctf Ser 96-C 04-15-15 ..........................      9.500       BBB           4,902       5,463,676
  Humpuss Funding Corp.,
    Gtd Note 12-15-09 (R) ....................................      7.720       Baa2          5,100       5,018,451
  Northwest Airlines, Inc.,
    Gtd Note 03-15-04 ........................................      8.375       BB-           7,085       7,191,275
    Pass Thru Ctf Ser 1996-1C 01-02-05 .......................     10.150       BB+           3,414       3,516,712
    Pass Thru Ctf Ser 1996-1D 01-02-15 .......................      8.970       BBB-          3,774       4,047,788
  NWA Trust,
    Sr Note Ser A 06-21-14 ...................................      9.250       AA            5,522       6,155,278
  Rail Car Trust,
    Pass Thru Ser 1992-1 Class A 06-01-04 ....................      7.750       AAA          15,450      15,969,535
  Scandinavian Airlines System,
    Deb (Multinational) 07-20-99 (Y) .........................      9.125       A3            6,834       7,158,615
  Sea-Land Service, Inc.,
    Gtd Deb Ser A 01-02-11 ...................................     10.600       BBB           5,000       5,292,600
    Gtd Deb Ser B 01-02-11 ...................................     10.600       BBB           7,000       7,409,640
    Gtd Deb Ser C 01-02-11 ...................................     10.600       BBB           6,000       6,351,120
  USAir, Inc.,
    Pass Thru Ctf Ser 1990-A1 03-19-05 .......................     11.200       B+            5,521       5,796,573
                                                                                                       ------------
                                                                                                         84,194,107
                                                                                                       ------------
Utilities (14.22%)
  British Columbia Hydro and Power Auth.,
    Gtd Bond Ser FN (Canada) 09-01-13 (Y) ....................     12.500       AA+           6,175       6,851,842
  British Telecom Finance, Inc.,
    Gtd Deb (United Kingdom) 02-15-19 (Y) ....................      9.625       AAA           9,000       9,827,460
  BVPS II Funding Corp.,
    Collateralized Lease Bond 06-01-17 .......................      8.890       BB+           6,600       6,314,814

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       20

================================================================================
                              FINANCIAL STATEMENTS

                    John Hancock Funds - Sovereign Bond Fund

                                                                                         PAR  VALUE
                                                                 INTEREST       S&P          (000s        MARKET
ISSUER, DESCRIPTION                                                RATE        RATING*      OMITTED)       VALUE
-------------------                                                ----        -------      --------       -----

Utilities (continued)
  Calpine Corp.,
    Sr Note 05-15-06 .........................................     10.500%      B+          $ 4,650    $  4,998,750
  CE Casecnan Water & Energy Co., Inc.,
    Sr Note Ser A (Philippines) 11-15-05 (Y) .................     11.450       BB            4,100       4,494,625
  Centrais Eletricas Brasileiras S.A.,
    Bond (Brazil) 07-06-04 (R) (Y) ...........................     10.000       NR            1,750       1,830,938
  Cleveland Electric Illuminating Co.,
    1st Mtg Ser B 05-15-05 ...................................      9.500       BB            9,705      10,396,093
  Compania Paranaense de Energy,
    Note (Brazil) 05-02-05 (R) (Y) ...........................      9.750       NR            2,350       2,417,563
  CTC Mansfield Funding Corp.,
    Sec Lease Oblig Deb 03-30-03 .............................     10.250       B+            4,451       4,457,988
    Sec Lease Oblig Deb 09-30-16 .............................     11.125       B+           17,270      18,405,848
  EIP Funding-PNM,
    Sec Fac Bond 10-01-12 ....................................     10.250       BB-           9,447      10,026,007
  Enersis S.A.,
    Note (Cayman Islands) 12-01-16 (Y) .......................      7.400       A-            7,530       7,107,341
  Fideicomiso Petacalco Trust,
    Sr Sec Note (Mexico) 12-23-09 (R) (Y) ....................     10.160       BB            4,190       4,263,325
  First PV Funding Corp.,
    Deb Ser 86A 01-15-14 .....................................     10.300       BB-           2,190       2,349,213
    Deb Ser 86B 01-15-16 .....................................     10.150       BB-           6,744       7,237,324
  GTE Corp.,
    Deb 11-15-17 .............................................     10.300       A             8,725       9,293,259
    Deb 11-01-20 .............................................     10.250       A             6,875       7,752,181
  Hydro-Quebec,
    Gtd Bond (Canada) 02-01-21 (Y) ...........................      9.400       A+            7,500       8,750,250
    Gtd Deb Ser FU (Canada) 02-01-12 (Y) .....................     11.750       A+            5,000       6,856,500
    Gtd Deb Ser IF (Canada) 02-01-03 (Y) .....................      7.375       A+            7,185       7,272,513
  Iberdrola International B.V.,
    Note 10-01-02 ............................................      7.500       AA-           8,000       8,182,800
    Sr Note (Netherlands) 06-01-03 (R) (Y) ...................      7.125       AA-           8,629       8,704,504
  Long Island Lighting Co.,
    Deb 07-15-19 .............................................      8.900       BB+           1,775       1,870,406
    Gen Ref Mtg 05-01-21 .....................................      9.750       BBB-          6,075       6,250,750
    Gen Ref Mtg 07-01-24 .....................................      9.625       BBB-          6,000       6,251,340
  Louisiana Power & Light Co.,
    Sec Lease Oblig Bond Ser B 01-02-17 ......................     10.670       BBB-         10,000      10,698,700
  Midland Cogeneration Venture L.P.,
    Sec Deb Ser C-91 07-23-02 ................................     10.330       BB-          11,736      12,557,886
  Midland Funding Corp. II,
    Deb 07-23-05 .............................................     11.750       B             3,000       3,428,910
    Deb Ser B 07-23-06 .......................................     13.250       B             1,900       2,265,731

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       21

================================================================================
                              FINANCIAL STATEMENTS

                    John Hancock Funds - Sovereign Bond Fund

                                                                                          PAR  VALUE
                                                                 INTEREST       S&P          (000s        MARKET
ISSUER, DESCRIPTION                                                RATE        RATING*      OMITTED)       VALUE
-------------------                                                ----        -------      --------       -----

Utilities (continued)
  System Energy Resources, Inc.,
    1st Mtg 08-01-01 .........................................      7.710%      BBB-        $ 5,525    $  5,721,138
  Tenaga Nasional Berhad,
    Note (Malaysia) 06-15-04 (R) (Y) .........................      7.875       A+            5,500       5,708,450
                                                                                                       ------------
                                                                                                        212,544,449
                                                                                                       ------------
                                                                 TOTAL LONG-TERM DEBT
                                                                (Cost $1,392,751,116)      ( 92.27%)  1,379,273,347
                                                                                            -------   -------------

SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (6.63%)
  Investment in a joint repurchase agreement
  transaction with Swiss Bank Corp. -
  Dated 05-30-97, Due 06-02-97
  (secured by U.S. Treasury Notes, 6.375%, Due 05-15-99,
  U.S. Treasury Bonds, 6.250% - 11.250%, Due 11-15-08
  thru 08-15-23) - Note A ....................................      5.560%                   99,066      99,066,000
                                                                                                     --------------
Corporate Savings Account (0.00%)
  Investors Bank & Trust Company
  Daily Interest Savings Account
  Current Rate 4.95% .........................................                                                4,227
                                                                                                     --------------
                                                         TOTAL SHORT-TERM INVESTMENTS      (  6.63%)     99,070,227
                                                                                            -------  --------------
                                                                    TOTAL INVESTMENTS      ( 98.90%) $1,478,343,574
                                                                                            =======  ==============
NOTES TO THE SCHEDULE OF INVESTMENTS

(Y)  Parenthetical  disclosure of a foreign country in the security  description represents country of a foreign issuer;  however,  security is U.S. dollar denominated.
(R)  These securities are exempt from registration under Rule 144A of the Securities Act of 1933.
     Such securities may be resold, normally to qualified  institutional  buyers, in transactions exempt from registration. Rule 144A securities amounted to $233,878,159 as of May 31, 1997.
*    Credit ratings are unaudited and are rated by Moody's Investor Services or John Hancock Advisers,
     Inc. where Standard and Poor's ratings are not available.
#    Represents rate effective on May 31, 1997.
+    These securities having an aggregate value of $16,238,625 or 1.09% of the Fund's net assets have been purchased on a when-issued basis. The purchase price and the interest rate of such securities are fixed at trade date, although the Fund does not earn any interest on such securities until settlement date. The Fund has instructed its custodian bank to segregate assets with a current value at least equal to the amount of when-issued commitments. Accordingly, the market value of $8,497,823 of U.S. Treasury Bond, 7.125%, due 2-15-23 and $10,594,082 of U.S. Treasury Bond, 9.125%, due 5-15-18
     have been segregated to the when-issued commitments.
++   U.S. Treasury Bonds with a value of $227,896 owned by the Fund were designated as margin deposits for futures contracts on May 31, 1997.


                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                         NOTES TO FINANCIAL STATEMENTS

                    John Hancock Funds - Sovereign Bond Fund


NOTE A -
ACCOUNTING POLICIES
John Hancock Sovereign Bond Fund (the "Fund") is a diversified open-end investment management company, registered under the Investment Company Act of 1940. On May 21, 1996 the Trustees voted to approve a change in the fiscal period end from December 31 to May 31. This change is effective May 31, 1997. The investment objective of the Fund is to generate a high level of current income, consistent with prudent investment risk, through investment in a diversified portfolio of freely marketable debt securities.

   The Trustees have authorized the issuance of multiple classes of the Fund, designated as Class A and Class B. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemption, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under the terms of a distribution plan, have exclusive voting rights regarding such distribution plan.

   Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"),a wholly owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obli-gations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investment, to its shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $29,796,705 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The carryforward expires as follows: May 31, 1999 - $755,945, May 31, 2001 - $10,107,031, May 31,
2002 -  $9,347,493,  May 31, 2004 -  $8,402,805  and May 31, 2005 -  $1,183,431.
Expired capital loss carryforwards are reclassified to capital paid-in in the year of expiration.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Interest income on investment securities is recorded on the accrual basis. The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend
date.  Such   distributions   are  determined  in  conformity  with  income  tax
regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

DISCOUNT ON SECURITIES The Fund accretes discount from par value on securities from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

================================================================================
                         NOTES TO FINANCIAL STATEMENTS

                    John Hancock Funds - Sovereign Bond Fund


USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund had no borrowing activity for the period ended May 31, 1997.

FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial future contracts being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.

   When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange.

   For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures transactions.

   At May 31, 1997, open positions in financial futures contracts were as follows:

                                                            UNREALIZED
EXPIRATION          OPEN CONTRACTS           POSITION       APPRECIATION
----------          -------------            --------       ------------
SEP 97              113 TREASURY BOND        LONG             $ 71,000
                                                              ========

NOTE B -
MANAGEMENT FEE AND TRANSACTIONS WITH
AFFILIATES AND OTHERS
Under the present investment management contract, the Fund pays a monthly fee to the Adviser for a continuous investment program equivalent on an annual basis to the sum of (a) 0.50% of the first $1,500,000,000 of the Fund's average daily net asset value, (b) 0.45% of the next $500,000,000, (c) 0.40% of the next $500,000,000 and (d) 0.35% of the Fund's average daily net asset value in excess of $2,500,000,000.

   The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the period ended May 31, 1997, JH Funds received net sales charges of $695,419 with regard to sales of Class A shares. Out of this amount, $80,489 was retained and used for printing of prospectuses, advertising, sales literature and other purposes, and $132,654 was paid as sales commissions to unrelated broker-dealers and $482,276 was paid as sales commissions to sales personnel of John Hancock Distributors, Inc. ("Distributors"), Tucker Anthony, Incorporated ("Tucker Anthony") and Sutro & Co., Inc. ("Sutro"), all of which are broker-dealers. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company ("JHMLICo"), is the indirect sole shareholder of Distributors and was the indirect shareholder until November 29, 1996 of John Hancock Freedom Securities Corporation and its subsidiaries, which include Tucker Anthony and Sutro.

   Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with sale of Class B

================================================================================
                         NOTES TO FINANCIAL STATEMENTS

                    John Hancock Funds - Sovereign Bond Fund


shares. For the period ended May 31, 1997, contingent deferred sales charges received by JH Funds amounted to $185,280.

   In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B average daily net assets, to reimburse JH Funds for its distribution and service costs. Up to a maximum of 0.25% of these payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

   The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHMLICo. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

   The Fund has an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for the period was at an annual rate of 0.01875% of the average net assets of the Fund.

   Mr. Edward J. Boudreau, Jr., Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are trustees and/or officers of the Adviser, and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock Funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. At May 31, 1997, the Fund's investment to cover the deferred compensation had unrealized appreciation of $11,737.

NOTE C -
INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturities of securities other than obligations of the U.S. government and its agencies and short-term securities during the period ended May 31, 1997 aggregated $397,951,647 and $430,577,535, respectively. Purchases and proceeds from sales of obligations of the U.S. government and its agencies, during the period ended May 31, 1997, aggregated $422,197,358 and $468,558,585, respectively.

   The cost of investments owned at May 31, 1997 (excluding the corporate savings account) for federal income tax purposes was $1,494,683,305. Gross unrealized appreciation and depreciation of investments aggregated $24,464,953 and $40,808,911, respectively, resulting in net unrealized depreciation of $16,343,958.

================================================================================
                         NOTES TO FINANCIAL STATEMENTS

                    John Hancock Funds - Sovereign Bond Fund


REPORT OF INDEPENDENT AUDITORS
To the Board of Trustees and Shareholders of John Hancock Sovereign Bond Fund

We have audited the accompanying statement of assets and liabilities of the John Hancock Sovereign Bond Fund (the "Fund"), including the schedule of investments, as of May 31, 1997, and the related statement of operations for the period from January 1, 1997 to May 31, 1997 and for the year ended December 31, 1996, the statement of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997, by correspondence with the custodian and brokers, and other auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the John Hancock Sovereign Bond Fund at May 31, 1997, the results of its operations for the period from January 1, 1997 to May 31, 1997 and the year ended December 31, 1996, and the changes in its net assets and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.


/s/ Ernst & Young LLP

Boston,  Massachusetts
July 11, 1997

TAX INFORMATION NOTICE (UNAUDITED)
For federal income tax purposes, the following information is furnished with respect to the dividends of the Fund paid during its taxable year ended May 31, 1997.

   All of the dividends paid for the fiscal year are taxable as ordinary income. None of the dividends qualify for the dividends received deduction available to corporations.

   Shareholders will be mailed a 1997 U.S. Treasury Department Form 1099-DIV in January 1998. This will reflect the total of all distributions which are taxable for calendar year 1997.

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================================================================================
                                     NOTES

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--------------------------------------------------------------------------------
This report is for the information of shareholders of the John Hancock Sovereign Bond Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.


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